Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 25, 2024	Dec. 27, 2023	Dec. 28, 2022	Dec. 29, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K (“Item 402”), we are providing the following information about the relationship between executive compensation actually paid (“CAP”) and certain financial performance measures of the Company. CAP is not compensation actually earned by or paid to our NEOs in each respective year. Neither the Compensation Committee nor the executives of our Company directly used the information in this table or the related disclosures when making compensation decisions for 2025. Refer to the Compensation Discussion and Analysis in this Proxy Statement for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions. The following table shows the total compensation for our CEO and other NEOs as set forth in the Summary Compensation Table, the CAP to our CEO and other NEOs, our total shareholder return (“TSR”), the TSR of the S&P 600 Restaurants Index, our net income, and Adjusted EBITDA, our Company-select Performance measure, over the last five fiscal years.
Pay Versus Performance Table
							Value of Initial Fixed $100
Fiscal Year	Summary Compensation Table for CEO - Randy Garutti	Compensation Actually Paid to CEO - Randy Garutti(1)	Summary Compensation Table for CEO - Robert Lynch	Compensation Actually Paid to CEO - Robert Lynch(1)	Average Summary Compensation Table Total for other NEOs(2)	Average Compensation Actually Paid to Other NEOs(2)	Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)	Net Income (in millions)	Adjusted EBITDA (in millions)(4)
2025	$—	$—	$7,210,818	$(369,806)	$1,829,965	$796,393	$95.65	$95.05	$49.71	$220.95
2024	$763,957	$(1,328,126)	$13,119,864	$17,115,345	$1,985,857	$3,210,206	$220.23	$142.63	$10.82	$188.03
2023	$3,557,446	$5,895,824	$—	$—	$1,579,427	$1,605,019	$126.67	$121.68	$21.00	$144.63
2022	$3,345,835	$1,435,005	$—	$—	$1,421,436	$407,308	$70.98	$97.44	$(25.97)	$83.97
2021	$5,466,562	$4,472,993	$—	$—	$2,263,343	$1,389,545	$116.95	$122.76	$(10.11)	$67.53
(1)
Item 402 requires certain adjustments to be made to the Summary Compensation Table totals to determine CAP for reporting in the Pay versus Performance Table. CAP is a value calculated under Item 402, but does not necessarily represent cash and/or equity transferred to the NEO without restriction. As required by Item 402, the following table details adjustments made to Summary Compensation Table total compensation values to arrive at CAP values (Note that NEOs do not participate in a defined benefit plan so there are no adjustments for pension benefits, and similarly, there are no adjustments made for dividends):

Fiscal Year	Named Executive Officers	Summary Compensation Table Total	Grant Date Value of New Awards	Year End Value of New Awards	Change in Value of Unvested Awards	Change in Value of Vested Awards	Value of Awards That Failed to Meet Vesting Conditions	Total Equity Compensation Actually Paid	Compensation Actually Paid
2025	CEO	$7,210,818	$(5,000,161)	$3,474,878	$(5,869,624)	$(185,716)	$—	$(2,580,462)	$(369,806)
	Other NEOs	$1,829,965	$(850,067)	$590,756	$(615,414)	$(158,846)		$(183,504)	$796,393
2024	CEO - Randy Garutti	$763,957	$—	$—	$—	$877,472	$(2,969,555)	$(2,092,083)	$(1,328,126)
	CEO - Robert Lynch	$13,119,864	$(10,800,213)	$14,795,694	$—	$—	$—	$14,795,694	$17,115,345
	Other NEOs	$1,985,857	$(750,066)	$1,032,544	$841,350	$100,521		$1,974,415	$3,210,206
2023	CEO	$3,557,446	$(1,500,028)	$1,996,007	$1,605,454	$236,945		$3,838,406	$5,895,824
	Other NEOs	$1,579,427	$(756,808)	$382,586	$510,913	$(111,099)		$782,400	$1,605,019
2022	CEO	$3,345,835	$(1,500,022)	$849,766	$(1,255,404)	$(5,170)		$(410,808)	$1,435,005
	Other NEOs	$1,421,436	$(750,048)	$424,904	$(639,163)	$(49,821)		$(264,080)	$407,308
2021	CEO	$5,466,562	$(3,549,992)	$2,566,569	$(257,369)	$247,223		$2,556,423	$4,472,993
	Other NEOs	$2,263,343	$(1,883,432)	$1,416,528	$(487,841)	$80,947		$1,009,634	$1,389,545
(2)
The other NEOs include Ms. Fogertey and Ms. Sentell as well as Zachary Koff. Ms. Fogertey’s compensation totals reflect amounts based on her time served in the position of Chief Financial Officer which began in June fiscal 2021. Ms. Sentell’s compensation totals reflect amounts based on her time served in the position of Chief Operations Officer which began in July 2024. Mr. Koff’s compensation total reflects amounts based on his time served in the position of Chief Operations Officer through September 8, 2023, in accordance with the terms of Mr. Koff’s Separation Agreement.

(3)
TSR is based on the value of an initial fixed investment of $100. The TSR peer group consists of the S&P 600 Restaurants Index.

(4)
The Company defines Adjusted EBITDA as net income before (A) interest expense, (B) income tax expense or benefit, (C) depreciation expense and (D) amortization expense, and excluding certain non-cash and other items not considered in the Company’s evaluation of ongoing operating performance, including equity-based compensation expense, deferred lease costs, Impairments, loss on disposal of assets, and Shack closures, amortization of cloud-based software implementation costs and certain non-recurring charges. Adjusted EBITDA (both budget and actual performance) excludes bonuses.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(2)
The other NEOs include Ms. Fogertey and Ms. Sentell as well as Zachary Koff. Ms. Fogertey’s compensation totals reflect amounts based on her time served in the position of Chief Financial Officer which began in June fiscal 2021. Ms. Sentell’s compensation totals reflect amounts based on her time served in the position of Chief Operations Officer which began in July 2024. Mr. Koff’s compensation total reflects amounts based on his time served in the position of Chief Operations Officer through September 8, 2023, in accordance with the terms of Mr. Koff’s Separation Agreement.

Peer Group Issuers, Footnote	(3) TSR is based on the value of an initial fixed investment of $100. The TSR peer group consists of the S&P 600 Restaurants Index.
PEO Actually Paid Compensation Amount	$ (369,806)
Adjustment To PEO Compensation, Footnote
(1)
Item 402 requires certain adjustments to be made to the Summary Compensation Table totals to determine CAP for reporting in the Pay versus Performance Table. CAP is a value calculated under Item 402, but does not necessarily represent cash and/or equity transferred to the NEO without restriction. As required by Item 402, the following table details adjustments made to Summary Compensation Table total compensation values to arrive at CAP values (Note that NEOs do not participate in a defined benefit plan so there are no adjustments for pension benefits, and similarly, there are no adjustments made for dividends):

Fiscal Year	Named Executive Officers	Summary Compensation Table Total	Grant Date Value of New Awards	Year End Value of New Awards	Change in Value of Unvested Awards	Change in Value of Vested Awards	Value of Awards That Failed to Meet Vesting Conditions	Total Equity Compensation Actually Paid	Compensation Actually Paid
2025	CEO	$7,210,818	$(5,000,161)	$3,474,878	$(5,869,624)	$(185,716)	$—	$(2,580,462)	$(369,806)
	Other NEOs	$1,829,965	$(850,067)	$590,756	$(615,414)	$(158,846)		$(183,504)	$796,393
2024	CEO - Randy Garutti	$763,957	$—	$—	$—	$877,472	$(2,969,555)	$(2,092,083)	$(1,328,126)
	CEO - Robert Lynch	$13,119,864	$(10,800,213)	$14,795,694	$—	$—	$—	$14,795,694	$17,115,345
	Other NEOs	$1,985,857	$(750,066)	$1,032,544	$841,350	$100,521		$1,974,415	$3,210,206
2023	CEO	$3,557,446	$(1,500,028)	$1,996,007	$1,605,454	$236,945		$3,838,406	$5,895,824
	Other NEOs	$1,579,427	$(756,808)	$382,586	$510,913	$(111,099)		$782,400	$1,605,019
2022	CEO	$3,345,835	$(1,500,022)	$849,766	$(1,255,404)	$(5,170)		$(410,808)	$1,435,005
	Other NEOs	$1,421,436	$(750,048)	$424,904	$(639,163)	$(49,821)		$(264,080)	$407,308
2021	CEO	$5,466,562	$(3,549,992)	$2,566,569	$(257,369)	$247,223		$2,556,423	$4,472,993
	Other NEOs	$2,263,343	$(1,883,432)	$1,416,528	$(487,841)	$80,947		$1,009,634	$1,389,545

Non-PEO NEO Average Total Compensation Amount	$ 1,829,965	$ 1,985,857	$ 1,579,427	$ 1,421,436	$ 2,263,343
Non-PEO NEO Average Compensation Actually Paid Amount	$ 796,393	3,210,206	1,605,019	407,308	1,389,545
Adjustment to Non-PEO NEO Compensation Footnote
(1)
Item 402 requires certain adjustments to be made to the Summary Compensation Table totals to determine CAP for reporting in the Pay versus Performance Table. CAP is a value calculated under Item 402, but does not necessarily represent cash and/or equity transferred to the NEO without restriction. As required by Item 402, the following table details adjustments made to Summary Compensation Table total compensation values to arrive at CAP values (Note that NEOs do not participate in a defined benefit plan so there are no adjustments for pension benefits, and similarly, there are no adjustments made for dividends):

Fiscal Year	Named Executive Officers	Summary Compensation Table Total	Grant Date Value of New Awards	Year End Value of New Awards	Change in Value of Unvested Awards	Change in Value of Vested Awards	Value of Awards That Failed to Meet Vesting Conditions	Total Equity Compensation Actually Paid	Compensation Actually Paid
2025	CEO	$7,210,818	$(5,000,161)	$3,474,878	$(5,869,624)	$(185,716)	$—	$(2,580,462)	$(369,806)
	Other NEOs	$1,829,965	$(850,067)	$590,756	$(615,414)	$(158,846)		$(183,504)	$796,393
2024	CEO - Randy Garutti	$763,957	$—	$—	$—	$877,472	$(2,969,555)	$(2,092,083)	$(1,328,126)
	CEO - Robert Lynch	$13,119,864	$(10,800,213)	$14,795,694	$—	$—	$—	$14,795,694	$17,115,345
	Other NEOs	$1,985,857	$(750,066)	$1,032,544	$841,350	$100,521		$1,974,415	$3,210,206
2023	CEO	$3,557,446	$(1,500,028)	$1,996,007	$1,605,454	$236,945		$3,838,406	$5,895,824
	Other NEOs	$1,579,427	$(756,808)	$382,586	$510,913	$(111,099)		$782,400	$1,605,019
2022	CEO	$3,345,835	$(1,500,022)	$849,766	$(1,255,404)	$(5,170)		$(410,808)	$1,435,005
	Other NEOs	$1,421,436	$(750,048)	$424,904	$(639,163)	$(49,821)		$(264,080)	$407,308
2021	CEO	$5,466,562	$(3,549,992)	$2,566,569	$(257,369)	$247,223		$2,556,423	$4,472,993
	Other NEOs	$2,263,343	$(1,883,432)	$1,416,528	$(487,841)	$80,947		$1,009,634	$1,389,545

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Important Performance Measures
As required by Item 402, the Company’s important performance measures for linking CAP to Company performance are Adjusted EBITDA, Total revenue and Restaurant-level profit.

Total Shareholder Return Amount	$ 95.65	220.23	126.67	70.98	116.95
Peer Group Total Shareholder Return Amount	95.05	142.63	121.68	97.44	122.76
Net Income (Loss)	$ 49,710,000	$ 10,820,000	$ 21,000,000	$ (25,970,000)	$ (10,110,000)
Company Selected Measure Amount	220,950,000	188,030,000.00	144,630,000	83,970,000	67,530,000
PEO Name	Robert Lynch
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(4)
The Company defines Adjusted EBITDA as net income before (A) interest expense, (B) income tax expense or benefit, (C) depreciation expense and (D) amortization expense, and excluding certain non-cash and other items not considered in the Company’s evaluation of ongoing operating performance, including equity-based compensation expense, deferred lease costs, Impairments, loss on disposal of assets, and Shack closures, amortization of cloud-based software implementation costs and certain non-recurring charges. Adjusted EBITDA (both budget and actual performance) excludes bonuses.

Measure:: 2
Pay vs Performance Disclosure
Name	Total revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Restaurant-level profit
Randy Garutti [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 763,957	$ 3,557,446	$ 3,345,835	$ 5,466,562
PEO Actually Paid Compensation Amount		(1,328,126)	5,895,824	1,435,005	4,472,993
Robert Lynch [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	7,210,818	13,119,864
PEO Actually Paid Compensation Amount	(369,806)	17,115,345
PEO | Randy Garutti [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,500,028)	(1,500,022)	(3,549,992)
PEO | Randy Garutti [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,092,083)	3,838,406	(410,808)	2,556,423
PEO | Randy Garutti [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,996,007	849,766	2,566,569
PEO | Randy Garutti [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,605,454	(1,255,404)	(257,369)
PEO | Randy Garutti [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		877,472	236,945	(5,170)	247,223
PEO | Randy Garutti [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,969,555)
PEO | Robert Lynch [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,000,161)	(10,800,213)
PEO | Robert Lynch [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,580,462)	14,795,694
PEO | Robert Lynch [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,474,878	14,795,694
PEO | Robert Lynch [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,869,624)
PEO | Robert Lynch [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(185,716)
PEO | Robert Lynch [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(850,067)	(750,066)	(756,808)	(750,048)	(1,883,432)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(183,504)	1,974,415	782,400	(264,080)	1,009,634
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	590,756	1,032,544	382,586	424,904	1,416,528
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(615,414)	841,350	510,913	(639,163)	(487,841)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (158,846)	$ 100,521	$ (111,099)	$ (49,821)	$ 80,947